Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Other Liabilities Disclosure [Abstract]
Summary of Other Long-Term Liabilities

Other long-term liabilities consisted of the following (in millions):

	December 31,
	2013	2012
Acquisition related contingent consideration liabilities	$180.9	$11.2
Long-term pension liability	48.5	44.3
Long-term severance liabilities	27.4	5.9
Litigation-related reserves	24.3	65.9
Other long-term liabilities	45.1	35.3

Total other long-term liabilities	$326.2	$162.6